REVENUE (Tables)	12 Months Ended
Aug. 31, 2021
Revenue [abstract]
Disclosure of detailed information about revenues
Gross revenue for the years ended August 31, 2021 and 2020 is disaggregated as follows:

	YEAR ENDED
	AUGUST 31, 2021	AUGUST 31, 2020
Adult-use recreational wholesale revenue (Canadian)	$98,510	$73,938
Direct to patient medical revenue (Canadian)	8,701	10,748
International (business to business)	386	3,272
Wholesale to Licensed Producers and medical wholesale revenue (Canadian)	2,060	15,184
Other revenue	202	245
Gross revenue	$109,859	$103,387
Excise taxes	(30,696)	(16,592)
Net revenue	$79,163	$86,795